Right of use assets and related lease liabilities - Narrative (Details)		1 Months Ended			12 Months Ended
	Sep. 26, 2019 USD ($) vessel	Nov. 30, 2023 USD ($) vessel	Apr. 30, 2022 USD ($)	Apr. 30, 2017 USD ($) agreement	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2020 vessel	Jan. 31, 2019 agreement	Jan. 01, 2019
Disclosure of finance lease and operating lease by lessee [line items]
Number of vessels under fixed rate bareboat charter agreements | vessel					3	3
Number of vessels under variable rate bareboat charter agreements | vessel					18	19
Number of vessels | vessel					1
Number of vessels, purchase option exercised | vessel					18
Borrowings					$ 1,588,290,000	$ 1,436,224,000
Principal repayments recognized in consolidated cash flow statements					516,127,000	79,502,000	$ 56,729,000
Income from subleasing right-of-use assets					136,600,000	246,500,000	$ 91,800,000
Trafigura transaction
Disclosure of finance lease and operating lease by lessee [line items]
Monthly installments	$ 200,000
Prepayments	$ 18,000,000
Vessels are required to maintain a fair value, as determined by the average value of semi-annual appraisals from two approved third party brokers	111.00%
Trafigura transaction | London Interbank Offered Rate LIBOR plus margin
Disclosure of finance lease and operating lease by lessee [line items]
Adjustment to interest rate basis	3.50%
Trafigura transaction | From the latter of the date of the Trafigura Transaction or the delivery date of the respective vessel
Disclosure of finance lease and operating lease by lessee [line items]
Number of vessels | vessel	8
Modified agreement period	8 years
Gross carrying amount
Disclosure of finance lease and operating lease by lessee [line items]
Additions					33,302,000
Borrowings					1,617,439,000	1,948,592,000
IFRS 16 - Leases - 3 MR (See Note 6) | Gross carrying amount
Disclosure of finance lease and operating lease by lessee [line items]
Borrowings					0	21,138,000
IFRS 16 - Leases - $670.0 Million (see Note 6)
Disclosure of finance lease and operating lease by lessee [line items]
Principal repayments recognized in consolidated cash flow statements					459,100,000
Right-of-use assets, increase (decrease) in revaluation surplus					4,500,000
Increase (decrease) in liabilities arising from financing activities					4,500,000
IFRS 16 - Leases - $670.0 Million (see Note 6) | Gross carrying amount
Disclosure of finance lease and operating lease by lessee [line items]
Borrowings					$ 0	$ 475,939,000
MR
Disclosure of finance lease and operating lease by lessee [line items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16										6.00%
MR | Trafigura transaction
Disclosure of finance lease and operating lease by lessee [line items]
Prepayments	$ 800,000
MR | Bareboat chartered-in product tankers | STI Beryl, STI Le Rocher and STI Larvotto
Disclosure of finance lease and operating lease by lessee [line items]
Number of vessels | agreement				3					3
LR2 | Trafigura transaction
Disclosure of finance lease and operating lease by lessee [line items]
Prepayments	$ 1,500,000
Vessels
Disclosure of finance lease and operating lease by lessee [line items]
Number of vessels | vessel					111	113
Vessels | STI Beryl, STI Le Rocher and STI Larvotto
Disclosure of finance lease and operating lease by lessee [line items]
Sale leaseback transaction, deposit per vessel					$ 4,350,000
Number of vessels, purchase option exercised | vessel		3
Accretion gain on lease deposits					600,000	$ 600,000
Vessels | Leasehold interest | Trafigura transaction
Disclosure of finance lease and operating lease by lessee [line items]
Number of vessels	19
Vessels | Gross carrying amount
Disclosure of finance lease and operating lease by lessee [line items]
Additions					$ 33,302,000
Vessels | IFRS 16 - Leases - 3 MR (See Note 6) | STI Beryl, STI Le Rocher and STI Larvotto
Disclosure of finance lease and operating lease by lessee [line items]
Increase through new leases, liabilities arising from financing activities		$ 28,800,000
Additions		28,800,000
Accretion gain on lease deposits		1,000,000
Lease payments, daily rate		$ 13,100,000
Vessels | IFRS 16 - Leases - $670.0 Million (see Note 6) | STI Majestic
Disclosure of finance lease and operating lease by lessee [line items]
Principal repayments recognized in consolidated cash flow statements			$ 25,600,000
Vessels | MR
Disclosure of finance lease and operating lease by lessee [line items]
Number of vessels | vessel							13	13
Vessels | MR | STI Beryl, STI Le Rocher and STI Larvotto
Disclosure of finance lease and operating lease by lessee [line items]
Leaseback, daily rate				$ 8,800
Sale leaseback transaction, deposit per vessel				$ 4,400,000
Sale and leaseback, term of lease				8 years